Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
October 27, 2005
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington DC 20549
Re:	GOLDMAN SACHS VARIABLE INSURANCE TRUST Post-Effective Amendment No. 13 Registration Nos. 333-35883 and 811-08361
Ladies and Gentlemen:
          On behalf of Goldman Sachs Variable Insurance Trust (the “Registrant”), transmitted herewith for filing pursuant to Rule 485 (a)(2) of the Securities Act of 1933 is Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Amendment”). The prospectus and statement of additional information contained in this Amendment were originally filed in Post-Effective Amendment No. 12 (“PEA No. 12”) pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (Accession No. 0000950123-05-010196). This Amendment is being filed for the purpose of (1) updating certain financial information; (2) responding to the staff's comments on PEA No. 12 and (3) making certain other non-material changes. Although PEA No. 12 is to go effective on November 5, 2005, the Registrant has filed the Amendment pursuant to Rule 485(a) in order that the Amendment’s effective date may be accelerated to October 27, 2005 or as soon thereafter as practicable This Amendment is accompanied by a request for acceleration which proposes that this Amendment become effective on October 27, 2005 or as soon thereafter as practicable.

          Questions relating to this filing can be addressed to the undersigned at (215) 988-1152. If I can be of any assistance in expediting or easing your review of the documents, do not hesitate to call me.

Sincerely,

/s/ Kenneth L. Greenberg Kenneth L. Greenberg, Esq.